Leases - Operating Lease information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease, Right-of-use asset, Statement of Financial Position classification [Extensible List]	Other assets, net	Other assets, net
Right-of-use assets (Note 21 - Leases)	$ 27,933	$ 30,684
Operating lease liability, Statement of Financial Position classification [Extensible List]	Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities
Lease liabilities (Note 21 - Leases)	$ 34,391	$ 31,364
Weighted-average remaining lease term (in years)	9 years 3 months 14 days	10 years 2 months 19 days
Weighted average discount rate	6.50%	6.54%